Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Net losses	$ (6,040,235)	$ (5,827,309)
Net cash used in operating activities	(6,949,921)	(4,287,079)
WorkingCapitalDeficit	9,504,948
Long-term loan agreement	$ 27,336,407
Long-term loan percentage	70.00%
Cash and cash equivalents and restricted cash	$ 16,617,840	$ 6,705,465	$ 3,620,667	$ 4,294,017